Statements of Appropriation of Retained Earnings (Disposition of Deficit) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Appropriation of Retained Earnings [Line Items]
Undisposed deficit carried over from prior years	₩ 10,370,517
Net loss	(24,429,108)	₩ (5,215,581)	₩ 2,093,683
Remeasurement of the defined benefit plan	663,095	210,409	₩ (69,804)
Separate [member]
Statement of Appropriation of Retained Earnings [Line Items]
Undisposed deficit carried over from prior years	0	0
Net loss	(25,297,713)	(5,607,732)
Remeasurement of the defined benefit plan	327,056	107,884
Retained earnings before appropriations	(24,970,657)	(5,499,848)
Transfer from voluntary reserves	24,970,657	5,499,848
Subtotal (I+II)	0	0
Undisposed deficit to be carried over forward to subsequent year	₩ 0	₩ 0